Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Accounts receivable	$ 3,054,229	$ 1,633,576
Less: allowance for doubtful accounts	(307,026)	(337,894)
Accounts receivable, net	2,747,203	1,295,682
Accounts receivable – related party	1,015,152	590,332
Non-current accounts receivable	2,031,725	1,515,329
Non-current accounts receivable-related parties	$ 584,411	$ 726,509